Invested and working capital, Payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current [Abstract]
Trade creditors and other payables	$ 962	$ 2,066	$ 4,056
Accrued expenses	724	342	487
Lease Liabilities	151	106	41
Total current payables	1,837	2,514	4,584	$ 8,474
Non-current [Abstract]
Lease Liabilities	184	267	42
Total non-current payables	184	267	42	$ 78
Total current and non-current payables	$ 2,021	$ 2,781	$ 4,626
Bottom of Range [Member]
Non-current [Abstract]
Current liability term period	30 days
Top of Range [Member]
Non-current [Abstract]
Current liability term period	60 days